UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
               (Address of principal executive offices) (Zip code)

                              Oak Associates Funds
                                 P.O. Box 219441
                           Kansas City, MO 64121-9441
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-800-462-5386

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

Item 1.    Reports to Stockholders.


[GRAPHIC ART OMITTED]

SIGN UP FOR
OAK EMAIL NEWS AT
WWW.OAKFUNDS.COM

                                                              Semi-Annual Report

                                                                  April 30, 2004

WhiteOak Growth Stock Fund
Pin Oak Aggressive Stock Fund
Red Oak Technology Select Fund
Black Oak Emerging Technology Fund
Live Oak Health Sciences Fund

[LOGO OMITTED]

--------------------------------------------------------------------------------
 Table of Contents
--------------------------------------------------------------------------------


Financial Highlights ........................... 2

Statements of Net Assets ....................... 4

Statements of Operations .......................14

Statements of Changes in Net Assets ............16

Notes to Financial Statements ..................18



--------------------------------------------------------------------------------
 Contact Us
--------------------------------------------------------------------------------

BY MAIL          Oak Associates Funds
                 P.O. Box 219441
                 Kansas City, MO 64121-9441

BY TELEPHONE     1-888-462-5386

ON THE WEB       www.oakfunds.com


A description of the policies and procedures that the Oak Associates Funds uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-888-462-5386; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period endedJune 30, is available without charge (i) upon request, by calling 1-888-462-5386; and (ii) on the Commission's website at http://www.sec.gov.

[GRAPHIC ART OMITTED] To Our Shareholders


Dear Fellow Shareholder:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statement of Operations for the six-month period ended April 30, 2004.

We encourage you to read the report to help you stay informed about your investment. We recognize that this is only a six-month snapshot of your portfolio and we urge you to visit our website at www.oakfunds.com for more detailed fund information and market commentary.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

/S/ JAMES D. OELSCHLAGER

James D. Oelschlager
Chief Investment Officer
Oak Associates Funds


--------------------------------------------------------------------------------


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                                        1

[GRAPHIC ART OMITTED] Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED) AND YEARS OR PERIODS ENDED OCTOBER 31,




                                                  REALIZED AND                                                        NET
            NET ASSET                              UNREALIZED                                DISTRIBUTIONS           ASSET
              VALUE                NET              GAINS OR               TOTAL                 FROM                VALUE
            BEGINNING          INVESTMENT         (LOSSES) ON              FROM                 CAPITAL             END OF
            OF PERIOD             LOSS             SECURITIES           OPERATIONS               GAINS              PERIOD
------------------------------------------------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2004*       $34.05             $(0.09)             $ (0.86)             $ (0.95)              $    --              $33.10
 2003         23.22              (0.10)               10.93                10.83                    --               34.05
 2002         34.54              (0.12)              (11.20)              (11.32)                   --               23.22
 2001         77.05              (0.15)              (42.08)              (42.23)                (0.28)              34.54
 2000         53.28              (0.19)               23.96                23.77                    --               77.05

PIN OAK AGGRESSIVE STOCK FUND
 2004*       $19.13             $(0.09)            $  (0.52)             $ (0.61)              $    --              $18.52
 2003         11.63              (0.12)                7.62                 7.50                    --               19.13
 2002         21.61              (0.20)               (9.78)               (9.98)                   --               11.63
 2001         69.45              (0.32)              (47.27)              (47.59)                (0.25)              21.61
 2000         41.85              (0.20)               29.33                29.13                 (1.53)              69.45

RED OAK TECHNOLOGY SELECT FUND
 2004*       $ 6.56             $(0.03)**          $  (0.32)**           $ (0.35)              $    --              $ 6.21
 2003          4.23              (0.05)                2.38                 2.33                    --                6.56
 2002          8.45              (0.08)               (4.14)               (4.22)                   --                4.23
 2001         33.85              (0.14)              (25.26)              (25.40)                   --                8.45
 2000         16.94              (0.13)               17.04                16.91                    --               33.85

BLACK OAK EMERGING TECHNOLOGY FUND
 2004*       $ 2.21            $    --             $  (0.22)             $ (0.22)              $    --             $  1.99
 2003          1.23              (0.02)                1.00                 0.98                    --                2.21
 2002          2.98              (0.02)               (1.73)               (1.75)                   --                1.23
 2001(1)      10.00              (0.02)               (7.00)               (7.02)                   --                2.98

LIVE OAK HEALTH SCIENCES FUND
 2004*       $ 9.24             $(0.04)**           $  1.27**            $  1.23               $    --              $10.47
 2003          7.83              (0.05)                1.46                 1.41                    --                9.24
 2002         10.24              (0.05)               (2.36)               (2.41)                   --                7.83
 2001(2)      10.00              (0.01)                0.25                 0.24                    --               10.24

   * FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  ** PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
   + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  ++ FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON
     FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386                              2


                                                                                                  RATIO OF
                                                                          RATIO OF                EXPENSES
                                                                            NET                  TO AVERAGE
                                 NET ASSETS          RATIO OF            INVESTMENT              NET ASSETS
                                   END OF          NET EXPENSES             LOSS                 (EXCLUDING
             TOTAL                 PERIOD           TO AVERAGE           TO AVERAGE               DIRECTED
            RETURN++                (000)           NET ASSETS           NET ASSETS              BROKERAGE)
-----------------------------------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2004*      (2.79)%+            $2,009,756            1.05%               (0.49)%                  1.05%
 2003       46.64                2,136,891            1.07                (0.36)                   1.08
 2002      (32.77)               1,593,995            1.00                (0.32)                   1.01
 2001      (54.99)               3,188,358            0.95                (0.31)                   0.95
 2000       44.61                6,219,080            0.96                (0.38)                   0.96

PIN OAK AGGRESSIVE STOCK FUND
 2004*       (3.19)%+            $  207,802            1.15%               (0.84)%                  1.16%
 2003        64.49                  233,503            1.11                (0.83)                   1.12
 2002       (46.18)                 143,775            1.00                (0.87)                   1.09
 2001       (68.75)                 363,083            0.99                (0.82)                   0.99
 2000        71.36                1,219,288            1.00                (0.59)                   1.02

RED OAK TECHNOLOGY SELECT FUND
 2004*       (5.34)%+            $  269,774            1.15%               (1.01)%                  1.15%
 2003        55.08                  327,853            1.11                (0.98)                   1.11
 2002       (49.94)                 217,390            1.00                (0.97)                   1.10
 2001       (75.04)                 531,663            0.98                (0.84)                   0.98
 2000        99.82                2,220,110            0.99                (0.79)                   1.01

BLACK OAK EMERGING TECHNOLOGY FUND
 2004*       (9.95)%+           $    74,370            1.15%               (1.14)%                  1.15%
 2003        79.67                   86,414            1.11                (1.08)                   1.11
 2002       (58.72)                  40,583            1.00                (0.86)                   1.20
 2001(1)    (70.20)+                104,191            1.00                (0.52)                   1.12

LIVE OAK HEALTH SCIENCES FUND
 2004*       13.31%+            $    29,831            1.15%               (0.77)%                  1.15%
 2003        18.01                   22,520            1.10                (0.66)                   1.10
 2002       (23.54)                  18,686            1.00                (0.56)                   1.18
 2001(2)      2.40+                  21,134            1.00                (0.49)                   1.23

              RATIO OF
              EXPENSES
             TO AVERAGE
              NET ASSETS
             (EXCLUDING
            WAIVER AND/OR          PORTFOLIO
              DIRECTED             TURNOVER
             BROKERAGE)              RATE
----------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2004*         1.05%                 8.06%
 2003          1.11                  4.28
 2002          1.01                 10.76
 2001          0.95                 15.44
 2000          0.96                 13.86

PIN OAK AGGRESSIVE STOCK FUND
 2004*          1.16%                19.53%
 2003           1.23                 21.67
 2002           1.09                 17.68
 2001           0.99                 20.91
 2000           1.02                 13.16

RED OAK TECHNOLOGY SELECT FUND
 2004*          1.18%                12.45%
 2003           1.24                 60.35
 2002           1.10                 47.80
 2001           0.98                 53.98
 2000           1.01                 40.13

BLACK OAK EMERGING TECHNOLOGY FUND
 2004*          1.30%                20.53%
 2003           1.50                 33.62
 2002           1.20                 57.15
 2001(1)        1.12                  5.99

LIVE OAK HEALTH SCIENCES FUND
 2004*          1.18%                   --%
 2003           1.28                 12.55
 2002           1.18                 31.00
 2001(2)        1.23                    --

(1) THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON
    DECEMBER 29, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON JUNE 29, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                   3                            www.oakfunds.com

[GRAPHIC ART OMITTED] Statement of Net Assets

APRIL 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
White Oak Growth Stock Fund
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.7%

 COMMERCIAL BANKS-- 4.3%
 Citigroup        1,810,000  $    87,043
                             -----------
                                  87,043
                             -----------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 13.9%
 Cisco Systems*   8,630,000      180,108
 Juniper Networks*4,525,000       99,007
                             -----------
                                 279,115
                             -----------

 DATA STORAGE-- 4.9%
 EMC*             8,795,000       98,152
                             -----------
                                  98,152
                             -----------

 E-COMMERCE-- SERVICES-- 6.2%
 eBay*             1,550,000     123,721
                             -----------
                                 123,721
                             -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
    APPARATUS -- 6.0%
 Medtronic        2,380,000      120,095
                             -----------
                                 120,095
                             -----------

 ELECTRONIC COMPUTERS -- 5.5%
 Dell Computer*   3,190,000      110,725
                             -----------
                                 110,725
                             -----------

 FIRE, MARINE & CASUALTY INSURANCE -- 4.5%
 American International
   Group          1,275,500       91,390
                             -----------
                                  91,390
                             -----------

 PHARMACEUTICAL PREPARATIONS-- 4.9%
 Pfizer           2,750,000       98,340
                             -----------
                                  98,340
                             -----------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SECURITY BROKERS, DEALERS & FLOTATION
     COMPANIES -- 8.2%
 Charles Schwab   8,500,000  $    87,465
 Morgan Stanley   1,500,000       77,085
                             -----------
                                 164,550
                             -----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 6.0%
 Applied Materials*6,600,000     120,318
                             -----------
                                 120,318
                             -----------

 SEMICONDUCTORS & RELATED DEVICES-- 11.4%
 Intel            3,100,000       79,763
 Linear
  Technology      2,235,000       79,633
 PMC-Sierra*      5,750,000       69,863
                             -----------
                                 229,259
                             -----------

 SERVICES - COMPUTER PROCESSING-- 3.3%
 First Data       1,455,000       66,042
                             -----------
                                  66,042
                             -----------

 SERVICES - PREPACKAGED SOFTWARE-- 9.5%
 Microsoft        3,785,000       98,296
 Veritas*         3,500,000       93,345
                             -----------
                                 191,641
                             -----------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 5.6%
 MBNA             4,630,000      112,879
                             -----------
                                 112,879
                             -----------

 WHOLESALE -- DRUGS PROPRIETARIES & DRUGGISTS'
     SUNDRIES -- 5.5%
 Cardinal Health  1,500,000      109,875
                             -----------
                                 109,875
                             -----------

 TOTAL COMMON STOCK
      (Cost $2,249,629)(000)   2,003,145
                             -----------


1-888-462-5386                      4

--------------------------------------------------------------------------------
White Oak GrowthStock Fund (CONTINUED)
--------------------------------------------------------------------------------

                       FACE       MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 0.1%
 Morgan Stanley (A)
   0.750%, dated 04/30/04,to be
   repurchased on 05/03/04,
   repurchase price $1,759,644
   (collateralized by U.S.
   Government obligations,
   total market
   value: $1,794,725)$1,760  $     1,760
                             -----------

 TOTAL REPURCHASE AGREEMENT
      (Cost $1,760)(000)           1,760
                             -----------

 TOTAL INVESTMENTS -- 99.8%
     (Cost $2,251,389)(000)    2,004,905
                             -----------

--------------------------------------------------------------------------------
                                VALUE (000)
--------------------------------------------------------------------------------

 OTHER ASSETS AND LIABILITIES, NET -- 0.2%
 Investment Advisory Fees
   Payable                   $    (1,311)
 Administration Fees Payable         (69)
 Other Assets and Liabilities      6,231
                             -----------
                                   4,851
                             -----------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 60,710,416 outstanding
   shares of beneficial
   interest                    4,508,845
 Accumulated net investment
   loss                           (5,335)
 Accumulated net realized
   loss on investments        (2,247,270)
 Net unrealized depreciation
   on investments               (246,484)
                             -----------

 TOTAL NET ASSETS -- 100.0%  $ 2,009,756
                             ===========
 Net Asset Value, Offering
   and Redemption Price
   Per Share                      $33.10
                                  ======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 5                              www.oakfunds.com

[GRAPHIC ART OMITTED] Statement of Net Assets

APRIL 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 100.0%
 ACCOUNTING-- BOOKKEEPING-- 4.8%
 Paychex            265,000  $     9,879
                             -----------
                                   9,879
                             -----------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 15.3%
 Cisco Systems*   1,070,000       22,331
 Juniper Networks*  430,000        9,408
                             -----------
                                  31,739
                             -----------

 COMPUTER PERIPHERAL -- 2.9%
 Symbol Technologies 510,000       6,120
                             -----------
                                   6,120
                             -----------

 E-COMMERCE-- SERVICES-- 6.5%
 eBay*              170,000       13,569
                             -----------
                                  13,569
                             -----------

 MOTOR VEHICLE PARTS & ACCESSORIES-- 4.8%
 Gentex             255,000       10,029
                             -----------
                                  10,029
                             -----------

 RETAIL-- JEWELRY STORES-- 4.5%
 Tiffany            240,000        9,360
                             -----------
                                   9,360
                             -----------

 SECURITY BROKERS, DEALERS & FLOTATION
    COMPANIES -- 5.0%
 Charles Schwab   1,015,000       10,444
                             -----------
                                  10,444
                             -----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.2%
 Applied Materials* 480,000        8,750
                             -----------
                                   8,750
                             -----------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES -- 18.0%
 Linear Technology  225,000  $     8,017
 Maxim Integrated
   Products         250,000       11,498
 PMC-Sierra*        485,000        5,893
 Xilinx*            354,000       11,905
                             -----------
                                  37,313
                             -----------

 SERVICES -- ALLIED TO MOTION PICTURE
    PRODUCTION -- 4.7%
 Avid Technology*   205,000        9,834
                             -----------
                                   9,834
                             -----------

 SERVICES -- COMPUTER PROGRAMMING
    SERVICES -- 8.1%
 Cognizant Technology
   Solutions*       390,000       16,872
                             -----------
                                  16,872
                             -----------

 SERVICES -- HOME HEALTH CARE SERVICES -- 4.9%
 Express Scripts*   130,000       10,054
                             -----------
                                  10,054
                             -----------

 SERVICES-- PREPACKAGED SOFTWARE-- 6.9%
 Cerner*            145,000        6,209
 Veritas*           300,000        8,001
                             -----------
                                  14,210
                             -----------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 4.7%
 MBNA               400,000        9,752
                             -----------
                                   9,752
                             -----------

 WEB PORTALS/ISP-- 4.7%
 Yahoo!*            195,000        9,840
                             -----------
                                   9,840
                             -----------

 TOTAL COMMON STOCK
     (Cost $276,790)(000)        207,765
                             -----------


1-888-462-5386                        6

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FACE               MARKET
DESCRIPTION        AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 0.2%
 Morgan Stanley (A)
        0.750%, dated 04/30/04, to be
        repurchased on 05/03/04, repurchase
        price $410,903 (collateralized
        by U.S. Government
        obligations, total market
        value: $419,095) $411        $       411
                                     -----------
 TOTAL REPURCHASE AGREEMENT
      (Cost $411)(000)                       411
                                     -----------

 TOTAL INVESTMENTS -- 100.2%
      (Cost $277,201)(000)               208,176
                                     -----------

--------------------------------------------------------------------------------
                                       VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET-- (0.2)%
 Investment Advisory Fees Payable    $      (139)
 Administration Fees Payable                  (7)
 Other Assets and Liabilities               (228)
                                     -----------
                                            (374)
                                     -----------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 11,221,295 outstanding
   shares of beneficial interest       1,057,391
 Accumulated net investment loss          (1,003)
 Accumulated net realized loss on
   investments                          (779,561)
 Net unrealized depreciation on
   investments                           (69,025)
                                     -----------

 TOTAL NET ASSETS-- 100.0%           $   207,802
                                     ===========
 Net Asset Value, Offering and Redemption
   Price Per Share                        $18.52
                                          ======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    7                           www.oakfunds.com

[GRAPHIC ART OMITTED] Statement of Net Assets

APRIL 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION          SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.4%

 COMPUTER COMMUNICATIONS EQUIPMENT-- 10.4%
 Cisco Systems*     939,900  $    19,616
 Juniper Networks*  385,840        8,442
                             -----------
                                  28,058
                             -----------

 COMPUTER PERIPHERAL -- 8.7%
 Symbol Technologies 985,000      11,820
 Zebra Technologies,
    Cl A*            157,800      11,565
                             -----------
                                  23,385
                             -----------

 CONTRACT MANUFACTURERS -- 6.2%
 Flextronics
   International* 1,040,000       16,744
                             -----------
                                  16,744
                             -----------

 DATA STORAGE-- 9.3%
 EMC*               692,200        7,725
 Emulex*            498,000        8,302
 QLogic*            331,900        8,958
                             -----------
                                  24,985
                             -----------

 E-COMMERCE - SERVICES-- 4.6%
 eBay*              155,600       12,420
                             -----------
                                  12,420
                             -----------

 OPTICAL NETWORKING SYSTEMS-- 4.7%
 UTS Starcom*       484,500       12,767
                             -----------
                                  12,767
                             -----------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
     AERONAUTICAL SYSTEMS -- 3.3%
 Garmin             279,000        8,973
                             -----------
                                   8,973
                             -----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 2.4%
 Applied Materials* 358,700        6,539
                             -----------
                                   6,539
                             -----------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES-- 12.8%
 Intersil, Cl A     581,000  $    11,475
 Maxim Integrated
   Products         130,600        6,006
 Qualcomm           272,000       16,989
                             -----------
                                  34,470
                             -----------

 SERVICES -- COMMERCIAL PHYSICAL & BIOLOGICAL
    RESEARCH -- 6.1%
 Affymetrix*        540,000       16,502
                             -----------
                                  16,502
                             -----------

 SERVICES -- COMPUTER PROGRAMMING
    SERVICES -- 6.1%
 Cognizant Technology
   Solutions*       377,300       16,322
                             -----------
                                  16,322
                             -----------

 SERVICES-- PREPACKAGED SOFTWARE-- 18.6%
 Intuit*            245,500       10,426
 Microsoft          536,200       13,925
 Veritas*           434,000       11,575
 Symantec*          317,000       14,281
                             -----------
                                  50,207
                             -----------

 UNIVERSITIES/COLLEGES -- 6.2%
 University of Pheonix
   Online*          192,000       16,716
                             -----------
                                  16,716
                             -----------

 TOTAL COMMON STOCK
      (Cost $260,502)(000)        268,088
                             -----------

1-888-462-5386                           8

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FACE          MARKET
DESCRIPTION        AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 0.4%
 Morgan Stanley (A) 0.750%, dated
   04/30/04,to be repurchased on
   05/03/04, repurchase price
   $1,158,490 (collateralized by
   U.S. Government obligations,
   total market
   value: $1,181,586) $1,158    $     1,158
                                -----------

 TOTAL REPURCHASE AGREEMENT
      (Cost $1,158)(000)              1,158
                                -----------

 TOTAL INVESTMENTS -- 99.8%
      (Cost $261,660)(000)          269,246
                                -----------

 OTHER ASSETS AND LIABILITIES, NET-- 0.2%
 Investment Advisory Fees Payable      (170)
 Administration Fees Payable            (10)
 Other Assets and Liabilities           708
                                -----------
                                        528
                                -----------

--------------------------------------------------------------------------------
                                  VALUE (000)
--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 43,414,143
   outstanding shares of
   beneficial interest         $  1,948,089
 Accumulated net investment
   loss                              (1,629)
 Accumulated net realized loss
   on investments                (1,684,272)
 Net unrealized appreciation
   on investments                     7,586
                                -----------

 TOTAL NET ASSETS -- 100.0%        $269,774
                                ===========

 Net Asset Value, Offering and
   Redemption Price Per Share         $6.21
                                      =====

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  9                             www.oakfunds.com

[GRAPHIC ART OMITTED] Statement of Net Assets

APRIL 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 100.8%

 DATA STORAGE -- 2.2%
 Emulex*             96,700  $     1,612
                             -----------
                                   1,612
                             -----------

 E-COMMERCE-- SERVICES-- 4.6%
 eBay*               42,500        3,392
                             -----------
                                   3,392
                             -----------

 INDUSTRIAL INSTRUMENTS FOR MEASUREMENT,
    DISPLAY & CONTROL -- 3.0%
 Photon Dynamics*    73,100        2,266
                             -----------
                                   2,266
                             -----------

 RADIO BROADCASTING STATIONS -- 2.1%
 XM Satellite Radio,
    Cl A*            66,500        1,593
                             -----------
                                   1,593
                             -----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 3.2%
 Rudolph Technologies* 147,000     2,362
                             -----------
                                   2,362
                             -----------

 SEMICONDUCTORS & RELATED DEVICES-- 27.9%
 Broadcom, Cl A*     90,000        3,398
 Cree*              219,800        4,077
 DSP Group*         143,500        3,556
 Intersil, Cl A      78,600        1,552
 Ixia*               78,800          704
 Marvell Technology
   Group*           126,300        4,892
 Skyworks Solutions* 303,000       2,594
                             -----------
                                  20,773
                             -----------

 SERVICES -- ALLIED TO MOTION PICTURE
    PRODUCTION -- 7.6%
 Avid Technology*   118,200        5,670
                             -----------
                                   5,670
                             -----------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SERVICES -- BUSINESS SERVICES -- 5.2%
 Londonbridge
   Technologies*    425,600  $     3,839
                             -----------
                                   3,839
                             -----------

 SERVICES -- COMMERCIAL PHYSICAL & BIOLOGICAL
    RESEARCH -- 4.8%
 Affymetrix*        118,100        3,609
                             -----------
                                   3,609
                             -----------

 SERVICES -- COMPUTER INTEGRATED SYSTEMS
    DESIGN -- 9.4%
 AtRoad*            349,100        2,939
 Neoware Systems*   264,400        2,359
 Websense*           57,200        1,687
                             -----------
                                   6,985
                             -----------

 SERVICES -- COMPUTER PROGRAMMING
    SERVICES -- 6.0%
 Cognizant Technology
   Solutions*       102,700        4,443
                             -----------
                                   4,443
                             -----------

 SERVICES -- PREPACKAGED SOFTWARE -- 18.3%
 Concord
   Communications*  142,100        1,741
 eCollege*          172,100        3,112
 Macrovision*        95,000        1,600
 Packeteer*         338,100        4,074
 Ultimate Software* 294,900        3,097
                             -----------
                                  13,624
                             -----------

 TESTING LABS -- 6.5%
 eResearch Technology* 153,200     4,823
                             -----------
                                   4,823
                             -----------

 TOTAL COMMON STOCK
      (Cost $58,598)(000)          74,991
                             -----------

1-888-462-5386                       10

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FACE          MARKET
DESCRIPTION        AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.1%
 Morgan Stanley (A)
   0.750%, dated 04/30/04,
   to be repurchased on
   05/03/04, repurchase
   price $65,214
   (collateralized by
   U.S. Government
   obligations, total market
   value: $66,514)      $65     $        65
                                -----------

 TOTAL REPURCHASE AGREEMENT
      (Cost $65)(000)                    65
                                -----------

 TOTAL INVESTMENTS -- 100.9%
      (Cost $58,663)(000)            75,056
                                -----------

 OTHER ASSETS AND LIABILITIES, NET-- (0.9)%
 Investment Advisory Fees Payable       (41)
 Administration Fees Payable             (3)
 Other Assets and Liabilities          (642)
                                -----------
                                       (686)
                                -----------

--------------------------------------------------------------------------------
                                VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 37,337,678 outstanding
   shares of beneficial interest $  361,641
 Accumulated net investment loss       (493)
 Accumulated net realized loss
   on investments                  (303,171)
 Net unrealized appreciation
   on investments                    16,393
                                -----------

 TOTAL NET ASSETS -- 100.0%         $74,370
                                ===========
 Net Asset Value, Offering and Redemption
   Price Per Share                    $1.99
                                      =====

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    11                          www.oakfunds.com

[GRAPHIC ART OMITTED] Statement of Net Assets

APRIL 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.5%

--------------------------------------------------------------------------------
 BIOLOGICAL PRODUCTS-- 18.3%
 Amgen*              18,300  $     1,030
 Genentech*           6,000          737
 Invitrogen*         32,000        2,311
 Medimmune*          57,500        1,394
                             -----------
                                   5,472
                             -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
    APPARATUS -- 7.1%
 Medtronic           42,200        2,129
                             -----------
                                   2,129
                             -----------

 IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES-- 4.1%
 Epix Medical*       49,913        1,224
                             -----------
                                   1,224
                             -----------

 LABORATORY ANALYTICAL INSTRUMENTS -- 12.5%
 Applied Biosystems
   Group - Applera   65,600        1,218
 Bruker Daltonics*   81,100          421
 Molecular Devices*  34,400          674
 Waters*             32,600        1,407
                             -----------
                                   3,720
                             -----------

 PHARMACEUTICAL PREPARATIONS-- 19.6%
 Eli Lilly           10,700          790
 Johnson & Johnson   12,300          665
 Medicis Pharmaceutical,
   Cl A              27,000        1,159
 Pfizer              52,000        1,859
 Teva Pharmaceutical
   Industries ADR    22,100        1,360
                             -----------
                                   5,833
                             -----------

 SEMICONDUCTORS & RELATED DEVICES -- 1.8%
 Caliper Technologies* 81,000        544
                             -----------
                                     544
                             -----------

--------------------------------------------------------------------------------
                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SERVICES -- COMMERCIAL PHYSICAL & BIOLOGICAL
    RESEARCH -- 9.2%
 Affymetrix*         89,900 $      2,747
                             -----------
                                   2,747
                             -----------

 SERVICES -- HOME HEALTH CARE SERVICES -- 3.6%
 Express Scripts*    14,000        1,083
                             -----------
                                   1,083
                             -----------

 SERVICES-- PREPACKAGED SOFTWARE-- 3.6%
 Cerner*             24,900        1,066
                             -----------
                                   1,066
                             -----------

 SURGICAL & MEDICAL INSTRUMENTS &
    APPARATUS -- 4.2%
 Techne*             31,900        1,243
                             -----------
                                   1,243

 WHOLESALE -- DRUGS, PROPRIETARIES & DRUGGISTS'
    SUNDRIES -- 12.5%
 AmerisourceBergen   23,100        1,337
 Cardinal Health     32,800        2,403
                             -----------
                                   3,740
                             -----------

 TOTAL COMMON STOCK
      (Cost $24,814)(000)          28,801
                             -----------

1-888-462-5386                       12

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FACE       MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.4%
 Morgan Stanley (A)
   0.750%, dated 04/30/04,
   to be repurchased on
   05/03/04, repurchase
   price $716,776 (collateralized
   by U.S. Government
   obligations, total market
   value: $731,066)    $717  $       717
                             -----------

 TOTAL REPURCHASE AGREEMENT
      (Cost $717)(000)               717
                             -----------

 TOTAL INVESTMENTS -- 98.9%
      (Cost $25,531)(000)          29,518
                              -----------

 OTHER ASSETS AND LIABILITIES, NET-- 1.1%
 Investment Advisory Fees Payable    (18)
 Administration Fees Payable          (1)
 Other Assets and Liabilities        332
                             -----------
                                     313
                             -----------

--------------------------------------------------------------------------------
                                VALUE (000)
--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 2,849,666
   outstanding shares of
   beneficial interest       $    28,777
 Accumulated net investment loss     (99)
 Accumulated net realized loss
   on investments                 (2,834)
 Net unrealized appreciation
   on investments                  3,987
                             -----------

 TOTAL NET ASSETS -- 100.0%      $29,831
                             ===========
 Net Asset Value, Offering
   and Redemption Price
   Per Share                      $10.47
                                  ======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      13                        www.oakfunds.com

[GRAPHIC ART OMITTED] Statements of Operations (000)

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                          WHITE OAK
                                                        GROWTH STOCK
                                                            FUND
-----------------------------------------------------------------------
Investment Income:
   Dividends .......................................     $   6,166
   Interest ........................................            26
   Less:  Foreign Withholding Tax ..................           --
-----------------------------------------------------------------------
      Total Investment Income ......................         6,192
-----------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................         8,128
   Administration Fees .............................           435
   Trustees' Fees ..................................            51
   Transfer Agent Fees .............................         2,467
   Printing Fees ...................................           238
   Professional Fees ...............................            53
   Custodian Fees ..................................            51
   Registration Fees ...............................            44
   Insurance and Other Fees ........................            60
-----------------------------------------------------------------------
      Total Expenses ...............................        11,527
-----------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ...........           --
         Directed Brokerage ........................           --
-----------------------------------------------------------------------
      Net Expenses .................................        11,527
-----------------------------------------------------------------------
      Net Investment Loss ..........................        (5,335)
   Net Realized Gain (Loss) on
      Securities Sold ..............................      (571,653)
   Net Change in Unrealized Appreciation
      (Depreciation) of Investment Securities ......       515,707
-----------------------------------------------------------------------
      Net Realized and Unrealized
           Gain (Loss) on Investments ..............       (55,946)
-----------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations ..............................      $(61,281)
-----------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386                                 14


                                                            PIN OAK             RED OAK             BLACK OAK           LIVE OAK
                                                        AGGRESSIVE STOCK   TECHNOLOGY SELECT   EMERGING TECHNOLOGY   HEALTH SCIENCES
                                                              FUND               FUND                 FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .......................................     $      359         $       212          $        2            $    48
   Interest ........................................              8                   7                   4                  3
   Less:  Foreign Withholding Tax ..................            --                  --                  --                  (1)
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income ......................            367                 219                   6                 50
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................            881               1,189                 322                 96
   Administration Fees .............................             47                  64                  17                  5
   Trustees' Fees ..................................              5                   7                   2                  1
   Transfer Agent Fees .............................            396                 567                 208                 45
   Printing Fees ...................................             26                  32                   9                  3
   Professional Fees ...............................              6                   7                   2                  1
   Custodian Fees ..................................              5                   7                   2                  1
   Registration Fees ...............................              5                   7                   2                --
   Insurance and Other Fees ........................              7                   9                   2                  1
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses ...............................          1,378               1,889                 566                153
------------------------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ...........            --                  (41)                (67)                (4)
         Directed Brokerage ........................             (8)                --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
      Net Expenses .................................          1,370               1,848                 499                149
------------------------------------------------------------------------------------------------------------------------------------
      Net Investment Loss ..........................         (1,003)             (1,629)               (493)               (99)
   Net Realized Gain (Loss) on
      Securities Sold ..............................        (15,515)              3,957                 162                --
   Net Change in Unrealized Appreciation
      (Depreciation) of Investment Securities ......          9,967             (15,988)             (8,404)             3,171
------------------------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain (Loss) on Investments ..............         (5,548)            (12,031)             (8,242)             3,171
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations ..............................        $(6,551)           $(13,660)            $(8,735)            $3,072
------------------------------------------------------------------------------------------------------------------------------------


                                        15                      www.oakfunds.com

[GRAPHIC ART OMITTED] Statements of Changes in Net Assets (000)


FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2003

                                                                            WHITE OAK
                                                                          GROWTH STOCK
                                                                              FUND
--------------------------------------------------------------------------------------------------------
                                                                  11/01/03           11/01/02
                                                                 TO 04/30/04        TO 10/31/03
--------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ....................................    $     (5,335)      $     (6,245)
   Net Realized Gain (Loss) on Securities Sold ............        (571,653)          (206,602)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities ............................         515,707            889,844
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ...........................         (61,281)           676,997
--------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ..........................................         295,097            438,369
   Shares Redeemed ........................................        (360,951)          (572,470)
--------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions ..................         (65,854)          (134,101)
--------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets .......        (127,135)           542,896
--------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................................       2,136,891          1,593,995
--------------------------------------------------------------------------------------------------------
   End of Period ..........................................      $2,009,756         $2,136,891
========================================================================================================
Shares Issued and Redeemed:
   Issued .................................................           8,161             15,935
   Redeemed ...............................................         (10,204)           (21,836)
--------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions .......          (2,043)            (5,901)
========================================================================================================


AMOUNTS DESIGNATED AS"_" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386                                      16

                                                                                PIN OAK                           RED OAK
                                                                           AGGRESSIVE STOCK                     TECHNOLOGY
                                                                                 FUND                           SELECT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                     11/01/03       11/01/02           11/01/03      11/01/02
                                                                    TO 04/30/04    TO 10/31/03        TO 04/30/04   TO 10/31/03
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ....................................         $  (1,003)    $   (1,484)         $   (1,629)   $    (2,700)
   Net Realized Gain (Loss) on Securities Sold ............           (15,515)      (177,434)              3,957       (272,308)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities ............................             9,967        270,752             (15,988)       394,916
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ...........................            (6,551)        91,834             (13,660)       119,908
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ..........................................            34,642         69,258              22,062        118,578
   Shares Redeemed ........................................           (53,792)       (71,364)            (66,481)      (128,023)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions ..................           (19,150)        (2,106)            (44,419)        (9,445)
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets .......           (25,701)        89,728             (58,079)       110,463
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................................           233,503        143,775             327,853        217,390
------------------------------------------------------------------------------------------------------------------------------------
   End of Period ..........................................          $207,802       $233,503            $269,774      $ 327,853
====================================================================================================================================
Shares Issued and Redeemed:
   Issued .................................................             1,721          4,917               3,190         23,270
   Redeemed ...............................................            (2,708)        (5,067)             (9,731)       (24,707)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions .......              (987)          (150)             (6,541)        (1,437)
====================================================================================================================================


                                                                                 BLACK OAK                        LIVE OAK
                                                                            EMERGING TECHNOLOGY                HEALTH SCIENCES
                                                                                   FUND                             FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                      11/01/03      11/01/02           11/01/03       11/01/02
                                                                     TO 04/30/04   TO 10/31/03        TO 04/30/04    TO 10/31/03
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ....................................          $     (493)   $      (614)        $     (99)    $    (124)
   Net Realized Gain (Loss) on Securities Sold ............                 162        (15,084)               --           294
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities ............................              (8,404)        49,606             3,171         3,092
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ...........................              (8,735)        33,908             3,072         3,262
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ..........................................              20,954         39,861             7,639         6,416
   Shares Redeemed ........................................             (24,263)       (27,938)           (3,400)       (5,844)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions ..................              (3,309)        11,923             4,239           572
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets .......             (12,044)        45,831             7,311         3,834
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................................              86,414         40,583            22,520        18,686
------------------------------------------------------------------------------------------------------------------------------------
   End of Period ..........................................            $ 74,370      $  86,414           $29,831       $22,520
====================================================================================================================================
Shares Issued and Redeemed:
   Issued .................................................               9,403         23,641               752         780
   Redeemed ...............................................             (11,089)       (17,635)             (339)       (728)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions .......              (1,686)         6,006               413            52
====================================================================================================================================


                                      17                        www.oakfunds.com

[GRAPHIC ART OMITTED] Notes to Financial Statements


APRIL 30, 2004, (UNAUDITED)

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with five funds: White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Securities for which market quotations are not readily available, of which there were none as of April 30, 2004, are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

1-888-462-5386                           18

  SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

  EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust and the Distributor were parties to an agreement dated November 20, 2002 under which the Funds may direct certain investment trades to brokers who pay a portion of the commissions for those trades to the Funds. The commissions paid are used to offset a portion of the total annual operating expenses of the respective Fund before expense waivers. During the period ended April 30, 2004, the Pin Oak Aggressive Stock Fund's expenses were reduced by $8,333 under this arrangement. This agreement was terminated as of January 13, 2004.

                                   19                           www.oakfunds.com

APRIL 30, 2004, (UNAUDITED)

4. ADMINISTRATION, TRANSFER AGENT
   AND DISTRIBUTION AGREEMENTS:

The Trust and Administrator are parties to an Administration Agreement dated February 27, 1998, as amended February 16, 2004, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion and 0.015% on all assets in excess of $10 billion. There is a minimum annual administration fee of $475,000 for the complex.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust. The Funds pay amounts to third parties that provide sub-transfer agency and other administration services relating to the Funds.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.


5. INVESTMENT ADVISORY AND
   CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, as amended February 21, 2001, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. Effective March 1, 2004, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.15% of the average daily net assets of each of the Funds for a period of one year. Prior to March 1, 2003, the Adviser contractually waived all or a portion of its fees to limit the Funds' expenses to 1.00% of the average daily net assets of each of the Funds.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.


6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2004, were as follows (000):

                                 PURCHASES      SALES
                                 ---------      ----
White Oak Growth Stock Fund      $174,562   $ 243,849
Pin Oak Aggressive Stock Fund      45,643      63,436
Red Oak Technology Select Fund     39,272      84,772
Black Oak Emerging Technology
  Fund                             18,015      17,363
Live Oak Health Sciences Fund       3,832          --


7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from

1-888-462-5386                       20

Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales as well as net operating losses which may be carried forward for Federal income tax purposes. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The Funds declared no dividends or distributions during the years ended October 31, 2002 and October 31, 2003.

As of October 31, 2003, the components of accumulated losses on a tax basis were as follows (000):

                            CAPITAL         UNREALIZED             TOTAL
                             LOSS          APPRECIATION         ACCUMULATED
                         CARRYFORWARD     (DEPRECIATION)          LOSSES
                          ----------        -----------          ---------
White Oak
  Growth
  Stock
  Fund                 $(1,668,643)         $(769,165)       $(2,437,808)
Pin Oak
  Aggressive
  Stock
  Fund                    (753,816)           (89,222)          (843,038)
Red Oak
  Technology
  Select
  Fund                  (1,688,192)            23,537         (1,664,655)
Black Oak
  Emerging
  Technology
  Fund                    (303,333)            24,797           (278,536)
Live Oak Health
  Sciences
  Fund                      (2,834)               816             (2,018)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of up to eight years.

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

[GRAPHIC ART OMITTED] Notes to Financial Statements (concluded)


APRIL 30, 2004, (UNAUDITED)

At October 31, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                              EXPIRING OCTOBER 31,
                      ---------------------------------------------------------------
                       2007    2008       2009       2010        2011        TOTAL
                      -----   -----      -----      -----       -----       -----
White Oak
  Growth Stock Fund .  $ --    $ --   $749,069   $712,973    $206,601    $1,668,643
Pin Oak Aggressive
  Stock Fund ........    --      --    137,532    436,197     180,087       753,816
Red Oak Technology
  Select Fund ....... 1,366  56,063    610,821    726,266     293,676     1,688,192
Black Oak Emerging
  Technology Fund ...    --      --     75,404    212,845      15,084       303,333
Live Oak Health
  Sciences Fund .....    --      --         --      2,834          --         2,834

During the year ended October 31, 2003, the Live Oak Health Sciences Fund utilized $293,918 of capital loss carryforwards.

At April 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):

                    FEDERAL     AGGREGATE     AGGREGATE        NET
                      TAX         GROSS         GROSS     APPRECIATION/
                     COST     APPRECIATION  DEPRECIATION  (DEPRECIATION)
               -----------------------------------------------------------------
White Oak
  Growth
  Stock Fund ..  2,258,363      480,598      (734,056)     (253,458)
Pin Oak
  Aggressive
  Stock Fund ..    281,722       59,945      (133,491)      (73,546)
Red Oak
  Technology
  Select Fund .    262,724       56,168       (49,646)        6,522
Black Oak
  Emerging
  Technology
  Fund ........     58,663       23,514        (7,121)       16,393
Live Oak Health
  Sciences
  Fund ........     25,531        5,956        (1,969)        3,987


8.  CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, the Funds may be more affected by economic developments in those industries than a general equity fund would be.


9. OTHER
--------------------------------------------------------------------------------

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

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

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

[LOGO OMITTED]

Oak Associates Funds
P.O. Box 219441
Kansas City, MO 64121-9441


WWW.OAKFUNDS.COM



OAK-F-023-05000

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end investment management companies.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment management companies.

Item 8. Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 9.    Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 11.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds


By (Signature and Title)*                            /s/ William E. White
                                                     --------------------
                                                     William E. White, President

Date 06/24/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                            /s/ William E. White
                                                     --------------------
                                                     William E. White, President

Date 06/24/04


By (Signature and Title)*                            /s Jennifer E. Spratley
                                                     -----------------------
                                                     Jennifer E. Spratley,
                                                      Controller & CFO

Date 06/24/04
* Print the name and title of each signing officer under his or her signature.